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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12B-25
                           NOTIFICATION OF LATE FILING

                                                       SEC FILE NUMBER:000-50221
                                                          CUSIP NUMBER:44553R109

[ ] Form 10-K   [ ] Form 20-F   [ ] Form 11-F  [X] Form 10-Q  [ ] Form N-SAR

                         For Period Ended: June 30, 2003

[ ]    Transition Report on Form 10-K       [ ]   Transition Report on Form 20-F
[ ]    Transition Report on Form 11-K       [ ]   Transition Report on Form 10-Q
[ ]    Transition Report on Form N-SAR
                        For the Transition Period Ended:

NOTHING  IN THIS  FORM  SHALL BE  CONSTRUED  TO IMPLY  THAT THE  COMMISSION  HAS
                   VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Not applicable

PART I - REGISTRANT INFORMATION

Full Name of Registrant: InforMedix Holdings, Inc.
Former Name if Applicable: Hunapu Inc.

Address of Principal Executive Office: Georgetowne Park, 5880 Hubbard Drive,
                                       Rockville, MD
                                       20852-4821

PART II - RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.

[X]       (a)  The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

          (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

          (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


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PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed period.

          The information necessary to complete the registrant's Quarterly Report on Form 10-QSB for the quarter ended June 30, 2003 could not be obtained on a timely basis without unreasonable effort or expense in the ordinary course of business.

PART IV - OTHER INFORMATION

          (1) Name and telephone number of person to contact in regard to this notification: Dr. Bruce A. Kehr (301) 984-1566

          (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                 [X] Yes [ ] No

          (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                 [X] Yes [ ] No

               If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

               The Registrant entered into a Merger Agreement and Plan of Reorganization, dated as of February 7, 2003, with InforMedix Acquisition Corp. The Registrant's efforts until that time were limited to organizational activities and seeking an appropriate merger or acquisition vehicle. InforMedix Acquisition Corp.'s sole material asset was its 100% ownership interest in InforMedix, Inc. On May 8, 2003, the Registrant completed the merger with InforMedix. The acquisition of InforMedix Acquisition Corp. was structured as a merger of InforMedix Acquisition Corp. with and into the Registrant. As a result of the merger, the Registrant became an operating company. In addition, on June 30, 2003, the Registrant effected a 1 for 2 reverse split of its common stock in accordance with Nevada Revised Statutes 78.207.

InforMedix Holdings, Inc. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 13, 2003             INFORMEDIX HOLDINGS, INC.


                                  By: /s/ Bruce A. Kehr
                                      ------------------------------------------
                                      Dr. Bruce A. Kehr, Chief Executive Officer